CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Depreciation					0	0
Product development costs	327,749	0	332,842	0
General and administrative	294,856	6,690	1,579,661	9,234	11,920	5,696
Officer and director fees	901,684	0	1,569,730	0	0	0
Investor relations	519,409	0	759,050	0
Professional fees	79,573	0	118,261	0	27,813	27,045
Amortization	7	8	15	15
Total operating expenses	2,123,278	6,698	4,359,559	9,249	39,733	32,741
Loss from operations	(2,123,278)	(6,698)	(4,359,559)	(9,249)	(39,733)	(32,741)
Other income (expense)
Interest income	232	0	112	0	0	1
Interest expense	0	0	(2,076)	0	0	(10)
Total other income (expense)	232	0	(1,964)	0	0	(9)
LOSS BEFORE TAXES	(2,123,046)	(6,698)	(4,361,523)	(9,249)	(39,733)	(32,750)
Income taxes
Income tax benefit	0	0	0	0	0	0
Income tax expense	0	0	0	0	0	0
Total income tax	0	0	0	0
Net loss	$ (2,123,046)	$ (6,698)	$ (4,361,523)	$ (9,249)	$ (39,733)	$ (32,750)
Net loss per commons share, basic and diluted	$ (0.03)	$ (6.70)	$ (0.07)	$ (9.25)	$ (0.01)	$ (0.01)
Weighted average number of common stock shares (in 2017) or member units (in 2016) outstanding, basic and diluted	67,488,739	1,000	65,682,253	1,000	2,981,889	2,981,889